SUPPLEMENTAL CASH FLOW INFORMATION - Changes in Liabilities arising from Financing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [Roll Forward]
Beginning balance	$ 8,490	$ 8,823
Cash flows	(29)	341
Non-cash changes:
Acquisitions / (dispositions) of subsidiaries	(950)	0
Foreign currency translation	279	(619)
Other changes	54	(55)
Ending balance	$ 7,844	$ 8,490